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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     QUARTER ENDED MARCH 31, 2002
                                                   ----------------------------

Check here if Amendment [ ]   Amendment Number:
                                                     -------------------------

This Amendment (Check only one):     [ ]     is a restatement
                                     [ ]     adds now holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:                 PENSKE CORPORATION
                      ------------------

Address:              13400 WEST OUTER DRIVE, DETROIT, MICHIGAN, 48239
                      ------------------------------------------------

Form 13F File Number:        28-05645
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
----------------------------------------------------------

Name:     ROBERT H. KURNICK, JR.
          ----------------------

Title:    EXECUTIVE VICE PRESIDENT
          ------------------------

Phone:    313-592-7550
          ------------

SIGNATURE, PLACE, AND DATE OF SIGNING:
--------------------------------------



/S/ ROBERT H. KURNICK, JR.          DETROIT, MI                  MAY 8, 2002
-----------------------------       ----------------------       ---------------
(Signature)                         (City, State)                (Date)




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REPORT TYPE (CHECK ONLY ONE):
-----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

REPORT SUMMARY:
---------------

Number of Other Included Managers:                        2
                                         ---------------------------------------

Form 13F Information Table Entry Total:                   2
                                         ---------------------------------------

Form 13F Information Table Value Total:  $          299,742
                                         ---------------------------------------
                                                    (thousands)
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LIST OF OTHER INCLUDED MANAGERS:
--------------------------------

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing the report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries).


No.            Form 13F File Number                     Name
  1                                             PENSKE PERFORMANCE, INC.
----           ---------------------            ------------------------------
  2                                             PENSKE AUTOMOTIVE HOLDINGS, INC.
----           ---------------------            --------------------------------



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


------------- ---------- ----------- --------- --------- ----- ------ ------------ ----------- --------- -------- ------
                                                          AMOUNT AND
                                                       TYPE OF SECURITY                            VOTING AUTHORITY
------------- ---------- ----------- --------- --------- ----- ------ ------------ ----------- --------- -------- ------
   NAME OF     TITLE OF     CUSIP      VALUE    SHARES    SH/   PUT/   INVESTMENT     OTHER       SOLE    SHARED   NONE
   ISSUER       CLASS                 (X1000)   OR PRN    PRN   CALL   DISCRETION    MANAGERS
                                                AMOUNT
------------- ---------- ----------- --------- --------- ----- ------ ------------ ----------- --------- -------- ------
International     A      460335 20 1  $76,667  1,677,621  SH            Defined        1       1,677,621
Speedway
Corporation
------------- ---------- ----------- --------- --------- ----- ------ ------------ ----------- --------- -------- ------
United Auto     Voting   909440 10 9  $223,075 9,896,871  SH            Defined        1       9,896,871
Group, Inc.     Common
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




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